Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Central Index Key	0001655050
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	814-01175
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2878769
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BCSF
Security Exchange Name	NYSE